Aug. 31, 2024
STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus
Investment Goal
The highest level of income exempt from federal income tax as is consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.82%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class F Shares	$84	$262	$455	$1,014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax. The Fund may also invest in municipal securities rated below investment grade (junk bonds) or unrated municipal securities.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.31% (12/31/23) Worst Quarter: -5.89% (3/31/22) The Fund's Class F total return (pre-tax) from January 1, 2024 to September 30, 2024 was 2.86%.

Best Quarter: 6.31% (12/31/23) Worst Quarter: -5.89% (3/31/22) The Fund's Class F total return (pre-tax) from January 1, 2024 to September 30, 2024 was 2.86%.

Average Annual Total Returns (for the periods ended December 31, 2023)

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Intermediate-Term Municipal Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (9/5/1989)
Return Before Taxes	5.50%	1.96%	2.40%	4.19%
Return After Taxes on Distributions	5.49%	1.92%	2.38%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares	4.34%	2.05%	2.42%	4.11%
Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)†	6.40%	2.25%	3.03%	5.16%
Bloomberg 3-15 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)*	5.44%	2.25%	2.73%	NA

† Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (9/5/1989 – 9/30/1989). Annualization calculation of the inception to date returns is based on the actual inception date (9/5/1989).

* The Bloomberg 3-15 Year Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.